UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gene Hunt
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    Gene Hunt  July 19, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    128490

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICA MOVIL SR-L ADR         ADRS STOCKS      02364W105    13545   227233 SH       SOLE                 227233        0        0
D APOLLO GROUP INC CL A COM      COMMON STOCK     037604105    10227   130744 SH       SOLE                 130744        0        0
D CURAGEN CORP COM               COMMON STOCK     23126R101      383    74584 SH       SOLE                  74584        0        0
D GEVITY HR INC                  COMMON STOCK     374393106     1178    58809 SH       SOLE                  58809        0        0
D GOLDEN WEST FINL CORP DEL COM  COMMON STOCK     381317106    10875   168921 SH       SOLE                 168921        0        0
D JACUZZI BRANDS INC COM         COMMON STOCK     469865109     8077   752734 SH       SOLE                 752734        0        0
D MAXIM INTEGRATED PRODUCTS INC. COMMON STOCK     57772K101    12846   336094 SH       SOLE                 336094        0        0
D MOBILE TELESYSTEMS SP ADR      ADRS STOCKS      607409109    14278   424308 SH       SOLE                 424308        0        0
D PRICELINE COM INC              COMMON STOCK     741503403    11800   505802 SH       SOLE                 505802        0        0
D RYERSON TULL INC               COMMON STOCK     78375P107    24560  1721107 SH       SOLE                1721107        0        0
D STRAYER ED INC COM             COMMON STOCK     863236105    12859   149074 SH       SOLE                 149074        0        0
D USA MOBILITY INC COM           COMMON STOCK     90341G103     7862   267779 SH       SOLE                 267779        0        0
S REPORT SUMMARY                 12 DATA RECORDS              128490        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED